UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-03196

                             Cash Reserve Fund, Inc.
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period: 6/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Reserve Fund - Prime Series
Investment Portfolio as of June 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Principal
                                                                                                  Amount ($)       Value ($)
                                                                                  ------------------------------------------

Certificates of Deposit and Bank Notes 17.3%
BNP Paribas, 3.02%, 9/20/2005                                                       50,000,000                   49,996,629
Calyon:
3.02%, 9/20/2005                                                                    20,000,000                   19,998,652
3.27%, 3/6/2006                                                                     30,000,000                   30,000,000
3.685%, 6/2/2006                                                                    25,000,000                   25,000,000
Credit Suisse First Boston, 3.3%, 8/5/2005                                          20,000,000                   20,000,000
HBOS Treasury Services PLC:
2.97%, 8/18/2005                                                                    35,000,000                   35,000,000
3.27%, 3/6/2006                                                                     15,000,000                   15,000,000
3.8%, 7/10/2006                                                                     70,000,000                   70,000,000
Societe Generale:
2.955%, 8/8/2005                                                                    40,000,000                   40,000,208
3.05%, 7/1/2005                                                                     70,000,000                   70,000,000
Toronto Dominion Bank:
3.75%, 5/16/2006                                                                    10,000,000                    9,999,146
3.8%, 7/10/2006                                                                     25,000,000                   25,000,000
Wells Fargo Bank, NA, 3.1%, 7/8/2005                                                25,000,000                   25,000,000
                                                                                                              -------------
Total Certificates of Deposit and Bank Notes (Cost $434,994,635)                                                434,994,635

Commercial Paper** 25.4%
AB Spintab, 3.0%, 7/1/2005                                                          35,000,000                   35,000,000
Allied Irish Banks North America, Inc., 3.045%, 7/1/2005                            25,000,000                   25,000,000
Apreco, LLC, 3.33%, 8/10/2005                                                       20,000,000                   19,926,000
Atlantis One Funding Corp., 3.32%, 8/10/2005                                        15,000,000                   14,944,667
Charta LLC:
3.25%, 8/4/2005                                                                     40,000,000                   39,877,222
3.3%, 8/1/2005                                                                      20,000,000                   19,943,167
CIT Group, Inc., 2.91%, 8/2/2005                                                    30,000,000                   29,922,400
General Electric Capital Corp., 3.01%, 7/1/2005                                     45,000,000                   45,000,000
Giro Funding US Corp.:
3.065%, 7/1/2005                                                                    35,000,000                   35,000,000
3.13%, 7/8/2005                                                                     27,500,000                   27,483,263
Irish Life and Permanent PLC, 3.01%, 7/1/2005                                       20,000,000                   20,000,000
Lake Constance Funding LLC:
3.01%, 7/1/2005                                                                     20,000,000                   20,000,000
3.05%, 7/1/2005                                                                     38,000,000                   38,000,000
Mane Funding Corp., 3.32%, 8/2/2005                                                 25,000,000                   24,926,222
Park Avenue Receivables Co., LLC, 3.17%, 7/18/2005                                  20,000,000                   19,970,061
PepsiCo., Inc., 3.07%, 7/18/2005                                                    20,000,000                   19,971,006
Perry Global Funding LLC, Series A, 3.25%, 7/20/2005                                35,000,000                   34,939,965
Sanofi-Aventis, 3.31%, 8/3/2005                                                     20,000,000                   19,939,317
Siemens Capital Co. LLC, 3.0%, 7/1/2005                                             20,000,000                   20,000,000
Societe Generale North America, Inc., 2.97%, 9/12/2005                               5,000,000                    4,969,888
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006                                     40,000,000                   39,132,972
Verizon Network Funding Corp.:
3.25%, 7/20/2005                                                                    25,000,000                   24,957,118
3.29%, 7/7/2005                                                                     15,000,000                   14,991,775
WestLB AG, 3.06%, 7/1/2005                                                          10,000,000                   10,000,000
Windmill Funding Corp., 3.04%, 7/1/2005                                             10,000,000                   10,000,000
Yorktown Capital LLC, 3.25%, 7/26/2005                                              25,000,000                   24,943,576
                                                                                                              -------------
Total Commercial Paper (Cost $638,838,619)                                                                      638,838,619

Short Term Notes* 12.9%
American Express Centurion Bank, 3.111%, 9/1/2005                                   10,000,000                   10,000,645
American Express Credit Corp., 3.07%, 9/30/2005                                     28,000,000                   28,002,512
American Honda Finance Corp., 144A, 3.38%, 9/19/2005                                20,000,000                   19,999,564
Beta Finance, Inc., 3.334%, 11/23/2005                                              45,000,000                   45,008,976
BMW US Capital LLC, 144A, 3.19%, 4/18/2006                                          10,000,000                   10,000,000
HSBC Bank USA NA, 3.22%, 5/4/2006                                                   25,000,000                   25,009,818
International Business Machines Corp., 3.14%, 3/8/2006                              20,000,000                   20,000,000
Merrill Lynch & Co., Inc.:
2.71%, 7/1/2005                                                                     25,000,000                   25,000,000
3.12%, 1/4/2006                                                                     15,000,000                   15,000,000
Metropolitan Life Global Funding I, 3.441%, 3/17/2006                               20,000,000                   20,006,916
Morgan Stanley, 3.32%, 11/15/2005                                                   25,000,000                   25,000,000
Pfizer, Inc., 144A, 3.12%, 10/7/2005                                                40,000,000                   40,000,000
Tango Finance Corp., 144A, 2.73%, 2/10/2006                                         20,000,000                   19,998,802
Westpac Banking Corp., 3.3%, 9/9/2005                                               20,000,000                   19,998,849
                                                                                                              -------------
Total Short Term Notes (Cost $323,026,082)                                                                      323,026,082

Master Notes 4.8%
The Bear Stearns & Co., Inc., 3.4%*, 12/31/2005
(Cost $120,000,000)                                                                120,000,000                  120,000,000
                                                                                                              -------------
US Government Sponsored Agencies 2.8%
Federal Home Loan Banks, 3.265%*, 9/12/2005                                         30,000,000                   29,996,391
Federal National Mortgage Association, 3.04%*, 9/7/2006                             40,000,000                   39,964,723
                                                                                                              -------------
Total US Government Sponsored Agencies (Cost $69,961,114)                                                        69,961,114

Funding Agreement 2.6%
GE Capital Assurance Co.:
1.89%*, 9/1/2005                                                                    45,000,000                   45,000,000
3.01%*, 3/1/2006                                                                    20,000,000                   20,000,000
                                                                                                              -------------
Total Funding Agreement (Cost $65,000,000)                                                                       65,000,000

Asset Backed 0.8%
Permanent Financing PLC, "1A", Series 8, 3.21%*, 6/10/2006
(Cost $20,000,000)                                                                  20,000,000                   20,000,000
                                                                                                              -------------
Promissory Notes 2.0%
The Goldman Sachs Group, Inc., 3.17%*, 2/16/2006
(Cost $50,000,000)                                                                  50,000,000                   50,000,000
                                                                                                              -------------
Repurchase Agreements 32.1%
Bank of America Securities LLC, 2.7%, dated 6/30/2005,
to be repurchased at $2,000,150 on 7/1/2005 (a)                                      2,000,000                    2,000,000
Bank of America Securities LLC, 3.4%, dated 6/30/2005,
to be repurchased at $103,075,403 on 7/1/2005 (b)                                  103,065,669                  103,065,669
BNP Paribas, 2.75%, dated 6/30/2005, to be repurchased at
$27,002,063 on 7/1/2005 (c)                                                         27,000,000                   27,000,000
Credit Suisse First Boston LLC, 2.95%, dated 6/30/2005,
to be repurchased at $5,293,253 on 7/1/2005 (d)                                      5,292,819                    5,292,819
Morgan Stanley and Co., Inc., 3.40%, dated 6/30/2005, to be
repurchased at  $93,474,275 on 7/1/2005 (f)                                         93,465,448                   93,465,448
The Goldman Sachs & Co., 3.09%, dated 6/14/2005, to be
repurchased at  $75,109,438 on 7/1/2005 (e)                                         75,000,000                   75,000,000
UBS Securities LLC, 3.43%, dated 6/30/2005, to be repurchased at
$500,047,639 on 7/1/2005 (g)                                                       500,000,000                  500,000,000
                                                                                                              -------------
Total Repurchase Agreements (Cost $805,823,936)                                                                 805,823,936

                                                                                          % of
                                                                                                 Net Assets        Value ($)

Total Investment Portfolio  (Cost $2,527,644,386)                                        100.7                2,527,644,386
Other Assets and Liabilities, Net                                                         -0.7                  -17,208,323
                                                                                                              -------------
Net Assets                                                                               100.0                2,510,436,063
                                                                                                              =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

**  Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $1,588,000 US Treasury Bond, 7.25%, maturing on 5/15/2016 with a value of $2,040,330.

(b) Collateralized by:
Principal                                                                                          Maturity      Collateral
Amount ($)                        Security                                             Rate (%)        Date        Value ($)
----------------------------------------------------------------------------------------------------------------------------
29,390,295                        Federal Home Loan Mortgage Corp.                         4.5     4/1/2020      29,343,711
73,572,024                        Federal National Mortgage Association                    5.5     7/1/2020      75,783,272
----------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                          105,126,983

(c) Collateralized by $21,916,000 US Treasury Inflation Index Note, 3.5%, maturing on 1/15/2011 with a value of $27,540,529.

(d) Collateralized by $12,190,000 US Treasury STRIPs, Zero Coupon, maturing on
11/15/2023 with a value of $5,400,536.

(e) Collateralized by $75,892,992 Federal Home Loan Mortgage Corp., 5.5%, maturing on 1/1/2035 with a value of $77,250,000.

(f) Collateralized by:
Principal                                                                                          Maturity      Collateral
Amount ($)                        Security                                             Rate (%)        Date        Value ($)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                10/15/2019-
22,510,000                        Residual Funding - STRIPs                        Zero Coupon    1/15/2030       9,839,436
                                                                                                                 7/15/2005-
28,395,000                        Resolution Funding Corp. - Interest STRIPs       Zero Coupon   10/15/2020      20,235,779

                                  International Bank for Reconstruction                                           2/1/2007-
5,400,000                         & Development                                   Zero Coupon-5.1 8/16/2019       4,165,263

445,000                           Inter-American Development Bank                          6.8   10/15/2005         563,444
                                                                                                                 5/27/2014-
55,100,000                        Asian Development Bank                            5.593-6.64    7/16/2018      62,552,373
----------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                           97,356,295

(g) Collateralized by:
Principal                                                                                          Maturity      Collateral
Amount ($)                        Security                                             Rate (%)        Date        Value ($)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  7/1/2020-
162,288,648                       Federal Home Loan Mortgage Corp.                 3.806-5.267     2/1/2034     165,024,490

                                                                                                                  7/1/2025-
340,850,316                       Federal National Mortgage Association               3.65-6.5     3/1/2038     344,977,355
----------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                          510,001,845

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPs: Separate Trading of Registered Interest and Principal Securities.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Prime Series, a series of Cash Reserve Fund,
                                    Inc.


By:                                 /s/ Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Prime Series, a series of Cash Reserve Fund,
                                    Inc.


By:                                 /s/ Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005